SCHEDULE OF CURRENT LEGAL PROCEEDINGS (Details) - 12 months ended Dec. 31, 2025 ¥ in Millions		USD ($)	CNY (¥)	CNY (¥)
Loss Contingencies [Line Items]
Recorded in Account Payable		$ 3,134,576		¥ 21.9
Recorded in Accrued legal expenses		$ 2,991,746	¥ 20.9
Wang Zhangang [Member]
Loss Contingencies [Line Items]
Plaintiff		Wang Zhangang	Wang Zhangang
Defendant		Zibo, PRC, Ganzhou, PRC	Zibo, PRC, Ganzhou, PRC
Cause of Action		Labor disputes	Labor disputes
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses		$ 4,004
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Zhangdian District Labor Dispute Arbitration Committee	Zhangdian District Labor Dispute Arbitration Committee
Shenzhen Haiying Science & Technology Co., Ltd. [Member]
Loss Contingencies [Line Items]
Plaintiff		Shenzhen Haiying Science & Technology Co., Ltd.	Shenzhen Haiying Science & Technology Co., Ltd.
Defendant		Huizhou, PRC, Ganzhou, PRC	Huizhou, PRC, Ganzhou, PRC
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 38,599
Recorded in Accrued legal expenses		$ 6,834
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Shenzhen Futian District People’s Court	Shenzhen Futian District People’s Court
Suzhou Industrial Park Deyanfu Mechanical Equipment Co Ltd [Member]
Loss Contingencies [Line Items]
Plaintiff		Suzhou Industrial Park Deyanfu Mechanical Equipment Co., Ltd.	Suzhou Industrial Park Deyanfu Mechanical Equipment Co., Ltd.
Defendant		Huizhou, PRC	Huizhou, PRC
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses		$ 1,144
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Suzhou Industrial Park People’s Court	Suzhou Industrial Park People’s Court
Ganzhou Dari Mechanical and Electrical Equipment Co Ltd [Member]
Loss Contingencies [Line Items]
Plaintiff		Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.	Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.
Defendant		Ganzhou, PRC	Ganzhou, PRC
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 11,118
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court
Ganzhou Dari Mechanical and Electrical Equipment Co Ltd One [Member]
Loss Contingencies [Line Items]
Plaintiff		Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.	Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.
Defendant		Huizhou, PRC	Huizhou, PRC
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 3,281
Recorded in Accrued legal expenses		$ 5,587
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Jiangxi Province Ganzhou Economic and Technological Development Zone People’s Court	Jiangxi Province Ganzhou Economic and Technological Development Zone People’s Court
Shenzhen Kaifu Mechanical and Electrical Equipment Co Ltd [Member]
Loss Contingencies [Line Items]
Plaintiff		Shenzhen Kaifu Mechanical and Electrical Equipment Co., Ltd.	Shenzhen Kaifu Mechanical and Electrical Equipment Co., Ltd.
Defendant		Ganzhou, PRC	Ganzhou, PRC
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 20,592
Recorded in Accrued legal expenses		$ 1,416
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Longgang District People’s Court	Longgang District People’s Court
Shenzhen Yuqiang New Materials Co Ltd Zhongshan Branch [Member]
Loss Contingencies [Line Items]
Plaintiff		Shenzhen Yuqiang New Materials Co., Ltd., Zhongshan Branch	Shenzhen Yuqiang New Materials Co., Ltd., Zhongshan Branch
Defendant		Ganzhou, PRC	Ganzhou, PRC
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 11,232
Recorded in Accrued legal expenses		$ 808
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Zhongshan City Second People’s Court	Zhongshan City Second People’s Court
Deng Yongbo [Member]
Loss Contingencies [Line Items]
Plaintiff		Deng Yongbo	Deng Yongbo
Defendant		Huizhou, PRC	Huizhou, PRC
Cause of Action		Labor disputes	Labor disputes
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 11,680
Recorded in Accrued legal expenses		$ 23,116
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Huizhou Huicheng District Labor and Personnel Dispute Arbitration Committee	Huizhou Huicheng District Labor and Personnel Dispute Arbitration Committee
Shenzhen Kuayue Express Co Ltd [Member]
Loss Contingencies [Line Items]
Plaintiff		Shenzhen Kuayue Express Co., Ltd.	Shenzhen Kuayue Express Co., Ltd.
Defendant		Yilon Energy, Huizhou, PRC	Yilon Energy, Huizhou, PRC
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 11,008
Recorded in Accrued legal expenses		$ 3,950
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Shenzhen Bao’an District People’s Court	Shenzhen Bao’an District People’s Court
Shenzhen Jintongda Machinery Co Ltd [Member]
Loss Contingencies [Line Items]
Plaintiff		Shenzhen Jintongda Machinery Co., Ltd.	Shenzhen Jintongda Machinery Co., Ltd.
Defendant		Ganzhou, PRC	Ganzhou, PRC
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 46,710
Recorded in Accrued legal expenses		$ 12,572
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court
Shenzhen Haizhuolian Mechanical and Electrical Equipment Co Ltd Ganzhou Branch [Member]
Loss Contingencies [Line Items]
Plaintiff		Shenzhen Haizhuolian Mechanical and Electrical Equipment Co., Ltd., Ganzhou Branch	Shenzhen Haizhuolian Mechanical and Electrical Equipment Co., Ltd., Ganzhou Branch
Defendant		Ganzhou, PRC	Ganzhou, PRC
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Judgment effected	Judgment effected
Recorded in Account Payable
Recorded in Accrued legal expenses		$ 5,720
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court
Shenzhen Fengshengyuan Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Plaintiff		Shenzhen Fengshengyuan Technology Co., Ltd.	Shenzhen Fengshengyuan Technology Co., Ltd.
Defendant		Huizhou, PRC	Huizhou, PRC
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 14,648
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Guangzhou Intermediate People’s Court	Guangzhou Intermediate People’s Court
Shandong Chuangying Flooring Engineering Co Ltd [Member]
Loss Contingencies [Line Items]
Plaintiff		Shandong Chuangying Flooring Engineering Co., Ltd.	Shandong Chuangying Flooring Engineering Co., Ltd.
Defendant		Zibo, PRC, Huizhou, PRC	Zibo, PRC, Huizhou, PRC
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 1,715
Recorded in Accrued legal expenses		$ 1,137
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Zibo Zhangdian District People’s Court Fengshui Tribunal	Zibo Zhangdian District People’s Court Fengshui Tribunal
Amphenol Automotive Connection Systems Changzhou Co Ltd [Member]
Loss Contingencies [Line Items]
Plaintiff		Amphenol Automotive Connection Systems Changzhou Co., Ltd.	Amphenol Automotive Connection Systems Changzhou Co., Ltd.
Defendant		Huizhou, PRC	Huizhou, PRC
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 11,559
Recorded in Accrued legal expenses		$ 937
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Changzhou Xinbei District People’s Court	Changzhou Xinbei District People’s Court
Lanzhou Electric Motor Co Ltd Companies [Member]
Loss Contingencies [Line Items]
Plaintiff	[1]	Lanzhou Electric Motor Co., Ltd. Companies(i)	Lanzhou Electric Motor Co., Ltd. Companies(i)
Defendant	[1]	Ganzhou, PRC	Ganzhou, PRC
Cause of Action	[1]	Contractual Dispute	Contractual Dispute
Status	[1]	Case applying for preservation	Case applying for preservation
Recorded in Account Payable	[1]	$ 2,868,396
Recorded in Accrued legal expenses	[1]	$ 675,985
Status of Subsequent Updates to the Filing Date	[1]	No change	No change
Name of the Court	[1]	Lanzhou New District People’s Court	Lanzhou New District People’s Court
Shenzhen Lingyueda Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Plaintiff		Shenzhen Lingyueda Technology Co., Ltd.	Shenzhen Lingyueda Technology Co., Ltd.
Defendant		Huizhou, PRC	Huizhou, PRC
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 14,550
Recorded in Accrued legal expenses		$ 660
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Shenzhen Guangming District People’s Court	Shenzhen Guangming District People’s Court
Suzhou Qinglizi New Energy Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Plaintiff		Suzhou Qinglizi New Energy Technology Co., Ltd.	Suzhou Qinglizi New Energy Technology Co., Ltd.
Defendant		Ganzhou, PRC, Huizhou, PRC	Ganzhou, PRC, Huizhou, PRC
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 10,084
Recorded in Accrued legal expenses		$ 884
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Taicang District People’s Court	Taicang District People’s Court
Yutong Bus Co Ltd [Member]
Loss Contingencies [Line Items]
Plaintiff	[2]	Yutong Bus Co., Ltd.(ii)	Yutong Bus Co., Ltd.(ii)
Defendant	[2]	Huizhou, PRC & Elong Power (Ganzhou)	Huizhou, PRC & Elong Power (Ganzhou)
Cause of Action	[2]	Contractual Dispute	Contractual Dispute
Status	[2]	Case applying for preservation	Case applying for preservation
Recorded in Account Payable	[2]
Recorded in Accrued legal expenses	[2]	$ 449,466
Status of Subsequent Updates to the Filing Date	[2]	No change	No change
Name of the Court	[2]	Zhengzhou Guancheng District People’s Court	Zhengzhou Guancheng District People’s Court
Lanjun Hardware and Electrical Co Ltd [Member]
Loss Contingencies [Line Items]
Plaintiff		Lanjun Hardware & Electrical Co., Ltd.	Lanjun Hardware & Electrical Co., Ltd.
Defendant		Huizhou, PRC	Huizhou, PRC
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 2,602
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court
Xianning Fengdan Public Transport Holding Co Ltd [Member]
Loss Contingencies [Line Items]
Plaintiff	[3]	Xianning Fengdan Public Transport Holding Co., Ltd.(iii)	Xianning Fengdan Public Transport Holding Co., Ltd.(iii)
Defendant	[3]	Ganzhou, PRC, Huizhou, PRC	Ganzhou, PRC, Huizhou, PRC
Cause of Action	[3]	Contractual Dispute	Contractual Dispute
Status	[3]	Judgment effected	Judgment effected
Recorded in Account Payable	[3]
Recorded in Accrued legal expenses	[3]	$ 928,194
Status of Subsequent Updates to the Filing Date	[3]	No change	No change
Name of the Court	[3]	Xianning Xianning District People’s Court	Xianning Xianning District People’s Court
Ganzhou Gert Machinery Co Ltd [Member]
Loss Contingencies [Line Items]
Plaintiff		Ganzhou Gert Machinery Co., Ltd.	Ganzhou Gert Machinery Co., Ltd.
Defendant		Ganzhou, PRC	Ganzhou, PRC
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 5,054
Recorded in Accrued legal expenses		$ 483
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court
Connet Changzhou Intelligent Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Plaintiff		Connet (Changzhou) Intelligent Technology Co., Ltd.	Connet (Changzhou) Intelligent Technology Co., Ltd.
Defendant		Huizhou, PRC	Huizhou, PRC
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court
Xiamen Kinglong Travel Vehicle Co Ltd Lin Zhengbin Tongcheng Zhilian Shenzhen Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Plaintiff		Xiamen Kinglong Travel Vehicle Co., Ltd., Lin Zhengbin, Tongcheng Zhilian (Shenzhen) Technology Co., Ltd.	Xiamen Kinglong Travel Vehicle Co., Ltd., Lin Zhengbin, Tongcheng Zhilian (Shenzhen) Technology Co., Ltd.
Defendant		Huizhou, PRC	Huizhou, PRC
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses		$ 40,039
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Shenzhen Intermediate People’s Court	Shenzhen Intermediate People’s Court
Chery Wanda Guizhou Bus Co Ltd [Member]
Loss Contingencies [Line Items]
Plaintiff	[4]	Chery Wanda Guizhou Bus Co., Ltd.(iv)	Chery Wanda Guizhou Bus Co., Ltd.(iv)
Defendant	[4]	Huizhou, PRC	Huizhou, PRC
Cause of Action	[4]	Contractual Dispute	Contractual Dispute
Status	[4]	Case applying for preservation	Case applying for preservation
Recorded in Account Payable	[4]
Recorded in Accrued legal expenses	[4]	$ 825,065
Status of Subsequent Updates to the Filing Date	[4]	No change	No change
Name of the Court	[4]	Guiyang Huaxi District People’s Court	Guiyang Huaxi District People’s Court
Shenzhen Yanxiangda Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Plaintiff		Shenzhen Yanxiangda Technology Co., Ltd.	Shenzhen Yanxiangda Technology Co., Ltd.
Defendant		Huizhou, PRC	Huizhou, PRC
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 46,454
Recorded in Accrued legal expenses
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Pingshan District Court, Shenzhen	Pingshan District Court, Shenzhen
Liu Yongjian Ltd [Member]
Loss Contingencies [Line Items]
Plaintiff		Liu Yongjian	Liu Yongjian
Defendant		Ganzhou, PRC, Huizhou, PRC	Ganzhou, PRC, Huizhou, PRC
Cause of Action		Labor disputes	Labor disputes
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 408
Recorded in Accrued legal expenses		$ 3,522
Status of Subsequent Updates to the Filing Date		No change	No change
Ganzhou Tongcheng Hardware and Electrical Co Ltd [Member]
Loss Contingencies [Line Items]
Name of the Court		Ganzhou Economic and Technological Development Zone Labor Arbitration Committee	Ganzhou Economic and Technological Development Zone Labor Arbitration Committee
Connet Changzhou Intelligent Technology Co Ltd One [Member]
Loss Contingencies [Line Items]
Plaintiff		Connet (Changzhou) Intelligent Technology Co., Ltd.	Connet (Changzhou) Intelligent Technology Co., Ltd.
Defendant		Huizhou, PRC	Huizhou, PRC
Cause of Action		Contractual Dispute	Contractual Dispute
Status		Case applying for preservation	Case applying for preservation
Recorded in Account Payable		$ 4,886
Recorded in Accrued legal expenses		$ 223
Status of Subsequent Updates to the Filing Date		No change	No change
Name of the Court		Ganzhou Economic and Technological Development Zone People’s Court	Ganzhou Economic and Technological Development Zone People’s Court

[1]	In April 2024, a customer of our company filed a lawsuit against Ganzhou, PRC in Gansu Province, requesting the termination of their battery purchase contract and the return of 126 undelivered battery packs (valued at $3.2 million, RMB22.7 million). According to the court judgment obtained, Ganzhou, PRC is required to return the $3.2 million (RMB22.7 million) it has already received and pay liquidated damages. Based on this judgment, the company has assessed the relevant facts and legal obligations and recognized a provision of $0.6 million (RMB2.1 million).
[2]	In December 2024, a customer of the Company filed a lawsuit against Huizhou, PRC in Henan Province, seeking reimbursement of battery repair costs. According to the court judgment obtained, Huizhou, PRC is required to pay the customer $0.4 million (RMB3.1 million) for battery replacement and other related expenses. Based on this judgment, the Company has carefully assessed the relevant facts and legal obligations and has recognized a provision of $0.4 million (RMB3.1 million) in liabilities.
[3]	In 2021, a user of the Company’s product filed a lawsuit in Xianning, Hubei Province against a Company’s customer (first defendant) and the Company (the second defendant). The Company accrued $0.9 million (RMB6.4 million) lawsuit compensation charge as of the date the consolidated financial statements are issued.
[4]	In 2022, a customer of the Company filed a lawsuit against Huizhou, PRC and Ganzhou, PRC in Guizhou Province, seeking payment for the costs associated with replacing a vehicle’s power battery. According to the court judgment obtained, Huizhou, PRC and Ganzhou, PRC must jointly pay the customer a total of $0.8 million (RMB5.7 million) for the vehicle’s power battery replacement and related expenses. Based on this effective judgment and management’s assessment of the relevant facts and legal obligations, the Company has recognized a provision of RMB5.7 million in its financial statements.